CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - ZAR (R)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Profit (loss) [abstract]
Revenue	R 2,490,400,000	R 2,339,900,000	R 2,433,100,000
Cost of sales	(2,347,700,000)	(2,307,900,000)	(2,236,800,000)
Gross profit from operating activities	142,700,000	32,000,000	196,300,000
Other income	0	12,900,000	10,500,000
Administration expenses and other costs	(90,700,000)	(69,400,000)	(87,200,000)
Results from operating activities	52,000,000	(24,500,000)	119,600,000
Finance income	38,800,000	40,000,000	36,800,000
Finance expense	(58,400,000)	(52,200,000)	(47,600,000)
Profit/(loss) before tax	32,400,000	(36,700,000)	108,800,000
Income tax	(25,900,000)	50,400,000	(46,900,000)
Profit for the year	6,500,000	13,700,000	61,900,000
Items that will be reclassified subsequently to profit or loss, net
Net fair value adjustment on available-for-sale investments	600,000	(300,000)	4,400,000
Total other comprehensive income for the year	600,000	(300,000)	4,400,000
Total comprehensive income for the year	R 7,100,000	R 13,400,000	R 66,300,000
Earnings per share
Basic earnings per share (SA cents per share)	R 1.5	R 3.2	R 14.7
Diluted earnings per share (SA cents per share)	R 1.5	R 3.2	R 14.7